Benefit Plans	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Benefit Plans [Text Block]
Note 9 – Benefit Plans
Certain of the benefit costs charged to us by our general partner associated with employees who directly support us are described below. Additionally, allocated corporate expenses from Williams to us also include amounts related to these same employee benefits, which are not included in the amounts presented below, except as specifically described.
Defined Benefit Pension Plans
Williams has noncontributory defined benefit pension plans (Williams Pension Plan, Williams Inactive Employees Pension Plan, and The Williams Companies Retirement Restoration Plan) that provide pension benefits for its eligible employees. Pension costs charged to us by Williams for 2017, 2016, and 2015 totaled $47 million, $32 million, and $43 million, respectively. Included in our 2017 pension costs is a $19 million settlement charge. This amount reflects the portion of Williams’ settlement charge directly charged to us which was required as a result of lump-sum benefit payments made under Williams’ 2017 program to pay out certain deferred vested pension benefits, as well as lump-sum benefit payments made throughout 2017. In addition, we were charged $16 million of allocated corporate expenses also associated with the settlement charge. At the total Williams plan level, the pension plans had a projected benefit obligation of $1.3 billion and $1.5 billion at December 31, 2017 and 2016, respectively. The plans were underfunded by $92 million and $212 million at December 31, 2017 and 2016, respectively.
Postretirement Benefits Other than Pensions
Williams provides subsidized retiree health care and life insurance benefits for certain eligible participants. We recognized a net periodic postretirement benefit credited to us by Williams of $11 million, $12 million, and $12 million in 2017, 2016, and 2015, respectively. At the total Williams plan level, the postretirement benefit plans had an accumulated postretirement benefit obligation of $206 million and $197 million at December 31, 2017 and 2016, respectively. The plans were overfunded by $21 million and $11 million at December 31, 2017 and 2016, respectively.
Any differences between the annual expense and amounts currently being recovered in rates by Transco and Northwest Pipeline are recorded as an adjustment to expense and collected or refunded through future rate adjustments.
Defined Contribution Plans
Williams maintains defined contribution plans for the benefit of substantially all of its employees. We were charged compensation expense of $21 million, $24 million, and $27 million in 2017, 2016, and 2015, respectively, for contributions to these plans.